Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Nov. 05, 2012 MOTEX Inc.	Feb. 06, 2013 Nichicon Tantalum	Jul. 11, 2011 Unimerco Group A/S	Feb. 01, 2012 Optrex Corporation	Oct. 01, 2013 Kyocera Circuit Solutions, Inc. (KCS)
Business Acquisition [Line Items]
Cash and cash equivalents							¥ 1,957	¥ 3,303
Accounts receivables					727		14,358	8,231
Inventories					1,414		12,528	3,946
Others							1,308	910
Other current assets and liabilities					(799)
Current assets				5,069		5,400	30,151	16,390
Working capital					1,342
Property, plant and equipment					2,873		6,104	5,413
Intangible assets				4,247		7,691	4,124	3,134
Accrued benefit liability					(179)
Other non-current assets				1,400		4,765	397	860
Total non-current assets							10,625	9,407
Total assets				10,716		17,856	40,776	25,797
Short-term borrowings							10,058
Current portion of long-term debt							5,345
Trade notes and accounts payable							15,271	5,241
Others							2,800	3,202
Current liabilities				1,907		1,810	33,474	8,443
Non-current liabilities				1,607		4,872	3,133	3,486
Total liabilities				3,514		6,682	36,607	11,929
Total identified assets and liabilities				7,202	4,036	11,174	4,169	13,868
Purchase price (Cash)				13,507		22,494	18,312	19,416
Purchase price (less cash acquired)	15,975	18,533	35,454		7,613
Goodwill	¥ 116,632	¥ 103,425	¥ 89,039	¥ 6,305	¥ 3,577	¥ 11,320	¥ 14,143	¥ 5,548